As filed with the Securities and Exchange Commission on September 29, 2017

1933 Act File No. 33-20673
1940 Act File No. 811-05514

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136	☒

WILMINGTON FUNDS
(Exact Name of Registrant as Specified in Charter)

111 South Calvert Street, 26th floor
Baltimore, Maryland 21202
(Address of Principal Executive Offices)
1-800-836-2211
(Registrant's Telephone Number)
John C. McDonnell
Wilmington Funds Management Corporation
1100 North Market Street
Wilmington, Delaware 19890
(Name and Address of Agent for Service)
Notices should be sent to the Agent for Service

With a copy to:
Alison Fuller, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (i)
☐	on pursuant to paragraph (a) (i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment ("PEA") No. 135, Amendment No. 136 to the Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's PEA No. 113, Amendment No. 114, which was filed with the U.S. Securities and Exchange Commission on August 23, 2016. This Amendment is being filed for the purpose of delaying the effectiveness of PEA No. 113, Amendment No. 114 until November 1, 2017.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 135, Amendment No. 136 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooklyn and the State of New York, on the 29th day of September 2017.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
September 29, 2017
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	September 29, 2017

Nicholas A. Giordano*	Chairman of the Board and Trustee

/s/ Richard J. Berthy Richard J. Berthy (Principal Executive Officer)	Chief Executive Officer

/s/ Christopher W. Roleke Christopher W. Roleke	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Christopher D. Randall*	President

Robert H. Arnold*	Trustee

Joseph J. Castiglia*	Trustee

John S. Cramer*	Trustee

Donald E. Foley*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

* By Power of Attorney